Segment Information Capital Expenditures and Depreciation and Amortization (Details 7) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Additional information by Segment (Table Amounts) [Abstract]
Capital Expenditures	$ 1,264	$ 1,249	$ 928
Depreciation and amortization	1,018	800	475
Aeronautics Systems
Additional information by Segment (Table Amounts) [Abstract]
Capital Expenditures	528	657	574
Depreciation and amortization	224	190	164
Defense Systems
Additional information by Segment (Table Amounts) [Abstract]
Capital Expenditures	71	66	14
Depreciation and amortization	44	65	47
Mission Systems
Additional information by Segment (Table Amounts) [Abstract]
Capital Expenditures	229	197	158
Depreciation and amortization	133	121	117
Space Systems
Additional information by Segment (Table Amounts) [Abstract]
Capital Expenditures	352	226	98
Depreciation and amortization	189	130	77
Corporate
Additional information by Segment (Table Amounts) [Abstract]
Capital Expenditures	84	103	84
Depreciation and amortization	$ 428	$ 294	$ 70